UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2009

*	This Form N-Q pertains only to the following series of the Registrant: MFS Sector Rotational Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Sector Rotational Fund

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 4.2%
Goodrich Corp.	114,040	$5,857,094
Raytheon Co.	90,110	4,230,664

		$10,087,758

Apparel Manufacturers – 2.2%
Coach, Inc.	176,530	$5,223,523

Brokerage & Asset Managers – 1.9%
Jefferies Group, Inc. (a)	195,710	$4,473,931

Business Services – 1.2%
Fiserv, Inc. (a)	62,120	$2,945,109

Chemicals – 0.9%
CF Industries Holdings, Inc.	28,230	$2,228,476

Computer Software – 3.9%
Symantec Corp. (a)	288,070	$4,300,885
Synopsys, Inc. (a)	250,000	4,995,000

		$9,295,885

Computer Software - Systems – 5.3%
Hewlett-Packard Co.	121,975	$5,281,517
International Business Machines Corp.	62,500	7,370,625

		$12,652,142

Consumer Products – 1.0%
Colgate-Palmolive Co.	34,130	$2,472,377

Electronics – 1.9%
Texas Instruments, Inc.	185,020	$4,449,731

Energy - Independent – 6.6%
Devon Energy Corp.	70,910	$4,119,162
EnCana Corp.	42,220	2,265,103
Occidental Petroleum Corp.	68,000	4,851,120
Southwestern Energy Co. (a)	109,110	4,520,427

		$15,755,812

Energy - Integrated – 2.0%
Murphy Oil Corp.	83,900	$4,882,980

Engineering - Construction – 1.0%
Fluor Corp.	47,930	$2,530,704

Food & Beverages – 4.1%
Coca-Cola Enterprises, Inc.	229,230	$4,307,232
Flowers Foods, Inc.	128,870	3,045,198
Ralcorp Holdings, Inc. (a)	38,060	2,417,191

		$9,769,621

Food & Drug Stores – 0.8%
Kroger Co.	93,550	$2,000,099

Gaming & Lodging – 4.2%
WMS Industries, Inc. (a)	133,330	$4,821,213
Wyndham Worldwide	379,920	5,299,884

		$10,121,097

General Merchandise – 3.0%
Family Dollar Stores, Inc.	98,510	$3,095,184
Target Corp.	92,870	4,050,989

		$7,146,173

Insurance – 4.9%
Aflac, Inc.	130,380	$4,936,187

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Torchmark Corp.	106,220	$4,148,953
Unum Group	145,200	2,725,404

		$11,810,544

Internet – 2.1%
Google, Inc., “A” (a)	11,270	$4,993,174

Major Banks – 3.4%
Goldman Sachs Group, Inc.	36,250	$5,919,625
Wells Fargo & Co.	92,410	2,260,349

		$8,179,974

Medical & Health Technology & Services – 7.4%
Express Scripts, Inc. (a)	38,790	$2,716,852
McKesson Corp.	103,760	5,307,324
Medco Health Solutions, Inc. (a)	92,420	4,885,321
Quest Diagnostics, Inc.	87,710	4,790,720

		$17,700,217

Medical Equipment – 3.4%
Baxter International, Inc.	98,230	$5,537,225
Medtronic, Inc.	73,020	2,586,368

		$8,123,593

Metals & Mining – 2.0%
Freeport-McMoRan Copper & Gold, Inc.	81,370	$4,906,611

Natural Gas - Distribution – 1.5%
Southern Union Co.	183,100	$3,548,478

Oil Services – 5.2%
Noble Corp.	127,570	$4,319,520
Tidewater, Inc.	49,840	2,242,800
Transocean, Inc. (a)	73,050	5,821,355

		$12,383,675

Other Banks & Diversified Financials – 1.1%
Hudson City Bancorp, Inc.	183,310	$2,577,339

Pharmaceuticals – 5.7%
Bristol-Myers Squibb Co.	205,560	$4,468,874
Eli Lilly & Co.	134,710	4,700,032
Johnson & Johnson	75,740	4,611,809

		$13,780,715

Printing & Publishing – 1.5%
FactSet Research Systems, Inc. (l)	62,480	$3,542,616

Restaurants – 3.7%
McDonald’s Corp.	75,520	$4,158,131
YUM! Brands, Inc.	133,020	4,716,889

		$8,875,020

Specialty Chemicals – 1.3%
Lubrizol Corp.	52,250	$3,026,843

Specialty Stores – 4.9%
Advance Auto Parts, Inc.	50,450	$2,332,304
Aeropostale, Inc. (a)	127,590	4,644,276
Gap, Inc.	127,010	2,072,803
Ross Stores, Inc.	61,110	2,694,340

		$11,743,723

Telecommunications - Wireless – 2.3%
NII Holdings, Inc. (a)	238,920	$5,499,938

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.8%
FPL Group, Inc.	80,510	$4,562,502
PG&E Corp.	115,690	4,670,405

		$9,232,907

Total Common Stocks		$235,960,785

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	3,942,536	$3,942,536

Collateral for Securities Loaned – 1.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	2,694,450	$2,694,450

Total Investments		$242,597,771

Other Assets, Less Liabilities – (1.2)%		(2,878,007)

Net Assets – 100.0%		$239,719,764

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Sector Rotational Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$235,960,785	$—	$—	$235,960,785
Mutual Funds	6,636,986	—	—	6,636,986

Total Investments	$242,597,771	$—	$—	$242,597,771

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Sector Rotational Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$231,070,976

Gross unrealized appreciation	$21,478,552
Gross unrealized depreciation	(9,951,757)

Net unrealized appreciation (depreciation)	$11,526,795

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	87,480,700	(83,538,164)	3,942,536

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,344	$3,942,536

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.